Shareholder Report, Holdings (Details)	Dec. 31, 2024
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.00%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Other[Country] [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.00%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Other[Country] [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.00%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Other[Country] [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.10%